INVESTMENT IN EQUITY INVESTEES (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Investment in equity investees	$ 3,255,252		$ 3,275,929	$ 0
Less: impairment	19,200	$ 0	0	0
Investment In Equity Investees (Member)
Investment in equity investees	3,820,258		3,852,622	0
Less: impairment	(565,006)		(576,693)
Total	$ 3,255,252		$ 3,275,929	$ 0